Commitments and contingencies (Details) kr in Millions, R$ in Millions, $ in Millions		1 Months Ended	6 Months Ended
	Mar. 05, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 NOK (kr)	Jun. 30, 2024 USD ($) contract rig	Jun. 30, 2024 BRL (R$) contract rig	Dec. 31, 2023 USD ($)	Nov. 30, 2015 USD ($) rig
Other Commitments [Line Items]
Contract value deduction percentage				2.00%	2.00%
Number of rigs | rig							3
Contract value deduction, value							$ 69
Sonadrill
Other Commitments [Line Items]
Number of rigs operating in joint venture | rig				3	3
Number of active contracts | contract				3	3
Number of future contracts | contract				1	1
Sonadrill | Performance guarantee
Other Commitments [Line Items]
Guarantor obligations, maximum exposure, undiscounted				$ 1,100		$ 1,100
Northern Ocean | Performance guarantee
Other Commitments [Line Items]
Guarantor obligations, maximum exposure, undiscounted						$ 100
Tax Year 2009 | Seadrill Servicos De Petroleo Ltda Seadrill Brazil
Other Commitments [Line Items]
Loss contingency, damages sought, value		$ 59
Tax Year 2010 | Seadrill Servicos De Petroleo Ltda Seadrill Brazil
Other Commitments [Line Items]
Loss contingency, damages sought, value		9
Tax Year 2012, 2016 And 2017 | Seadrill Servicos De Petroleo Ltda Seadrill Brazil
Other Commitments [Line Items]
Loss contingency, damages sought, value		$ 77
Tax Year 2009 And 2010 | Seadrill Servicos De Petroleo Ltda Seadrill Brazil
Other Commitments [Line Items]
Insurance bond				71	R$ 396
SFL Hercules Ltd
Other Commitments [Line Items]
Loss contingency, damages sought, value			kr 588	$ 55
Sonadrill fees claimant
Other Commitments [Line Items]
Loss contingency, damages sought, value	$ 72